STOCKHOLDERS' EQUITY (Details) - Schedule of Stockholders' Equity, Warrants or Rights - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Awards
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares	8,818,400	2,509,000
Outstanding, Weighted-average Exercise Price per Share	$ 1.04	$ 1.49
Outstanding, Weighted-average Remaining Contractual Term	2 years 219 days
Outstanding, Aggregate Intrinsic Value	$ 19,191,000
Granted, Number of Shares	6,826,000	2,662,000
Granted, Weighted-average Exercise Price per Share	$ 0.87	$ 1.54
Exercised, Number of Shares	(153,000)
Exercised, Weighted-average Exercise Price per Share	$ 1.00
Forfeited, Number of Shares	(363,600)	(153,000)
Forfeited, Weighted-average Exercise Price per Share	$ 0.97	$ 2.39
Exercisable, Number of Shares	1,985,500
Exercisable, Weighted-average Exercise Price per Share	$ 1.50
Exercisable, Weighted-average Remaining Contractual Term	2 years 36 days
Exercisable, Aggregate Intrinsic Value	$ 3,480,675,000,000
Consulting Awards [Member]
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares	157,500	252,500	150,000
Outstanding, Weighted-average Exercise Price per Share	$ 1.96	$ 3.62	$ 4.40
Outstanding, Weighted-average Remaining Contractual Term	2 years
Outstanding, Aggregate Intrinsic Value	$ 211,350
Granted, Number of Shares	55,000	127,500
Granted, Weighted-average Exercise Price per Share	$ 1.01	$ 2.40
Forfeited, Number of Shares	(150,000)	(25,000)
Forfeited, Weighted-average Exercise Price per Share	$ 4.40	$ 2.10
Exercisable, Number of Shares	157,500
Exercisable, Weighted-average Exercise Price per Share	$ 1.96
Exercisable, Weighted-average Remaining Contractual Term	2 years
Exercisable, Aggregate Intrinsic Value	$ 211,350,000,000
Warrants with Debt
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares	9,025,843	597,200	642,700
Outstanding, Weighted-average Exercise Price per Share	$ 0.63	$ 1.41	$ 4.44
Outstanding, Weighted-average Remaining Contractual Term	2 years 328 days
Outstanding, Aggregate Intrinsic Value	$ 26,630,710
Granted, Number of Shares	9,759,000	554,500
Granted, Weighted-average Exercise Price per Share	$ 0.58	$ 1.13
Cancelled, Number of Shares		(600,000)
Cancelled, Weighted-average Exercise Price per Share		$ 4.40
Exercised, Number of Shares	(1,330,357)
Exercised, Weighted-average Exercise Price per Share	$ 0.53
Exercisable, Number of Shares	9,025,843
Exercisable, Weighted-average Exercise Price per Share	$ 0.63
Exercisable, Weighted-average Remaining Contractual Term	2 years 328 days
Exercisable, Aggregate Intrinsic Value	$ 26,630,710,000,000